FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 852	$ 861	$ 794
Unfavorable changes	(782)	(779)	(768)
Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	22	26	29
Unfavorable changes	(13)	(21)	(28)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	69	71	40
Unfavorable changes	(68)	(51)	(52)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	114	88	105
Unfavorable changes	(114)	(88)	(105)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	48	50	41
Unfavorable changes	(34)	(40)	(41)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	150	127	129
Unfavorable changes	(120)	(99)	(96)
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	25	38	11
Unfavorable changes	(14)	(23)	(16)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	8	10	10
Unfavorable changes	(10)	(10)	(14)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	15	17	20
Unfavorable changes	(9)	(11)	(15)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	344	358	318
Unfavorable changes	(324)	(344)	(294)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	58	77	91
Unfavorable changes	$ (77)	$ (92)	$ (107)